Long-Term Debt (Details) - VIECO USA, Inc. [Member] - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 16, 2019	Aug. 20, 2019
Long-Term Debt (Details) [Line Items]
Signed term			10 years	9 years
Term loan			$ 30.0	$ 200.0
Revolving credit facility			$ 200.0	$ 200.0
Outstanding principal and accrued unpaid interest	$ 235.1	$ 230.3
Interest expense	$ 4.8	$ 2.8
Annual interest rate			1.86%	1.87%
Federal Rates [Member]
Long-Term Debt (Details) [Line Items]
Annual interest rate			1.86%	1.87%